Investments - Gross Unrealized Losses for Fixed Maturities (Details) $ in Millions	Jun. 30, 2024 USD ($) security	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 8,160.2	$ 5,836.0	$ 44,857.0
Fixed maturities, Less than twelve months, Gross unrealized losses	234.0	140.5	6,096.3
Fixed maturities, Greater than or equal to twelve months, Fair value	37,544.3	40,717.9	8,496.1
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	6,242.6	5,576.6	1,645.1
Fixed maturities, Total, Fair value	45,704.5	46,553.9	53,353.1
Fixed maturities, Total, Gross unrealized losses	$ 6,476.6	$ 5,717.1	$ 7,741.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Percent Investment Grade (as a percent)	97.00%	94.00%	94.00%
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Average Price (percent of carrying value to amortized cost)	88.00%	89.00%	87.00%
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less Than Twelve Months | security	1,504	983	7,589
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Less Than Twelve Months (percent of carrying value to amortized cost)	97.00%	98.00%	88.00%
Available-for-sale Securities in Unrealized Loss Positions, Percent Investment Grade, Less Than Twelve Months (as a percent)	97.00%	91.00%	95.00%
Available-for-sale Securities in Unrealized Loss Position, Aggregate Losses On Investment Grade Investments, Less Than Twelve Months	$ 225.4	$ 131.2	$ 5,920.4
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Twelve Months or Longer | security	6,725	7,042	1,654
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	86.00%	88.00%	84.00%
U.S. government and agencies
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 198.4	$ 315.3	$ 1,505.5
Fixed maturities, Less than twelve months, Gross unrealized losses	5.5	3.1	207.0
Fixed maturities, Greater than or equal to twelve months, Fair value	1,052.0	974.2	180.4
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	269.1	230.5	41.8
Fixed maturities, Total, Fair value	1,250.4	1,289.5	1,685.9
Fixed maturities, Total, Gross unrealized losses	274.6	233.6	248.8
Non-U.S. governments
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	41.2	41.9	373.0
Fixed maturities, Less than twelve months, Gross unrealized losses	3.1	1.7	56.7
Fixed maturities, Greater than or equal to twelve months, Fair value	305.0	307.9	19.9
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	71.7	57.5	7.1
Fixed maturities, Total, Fair value	346.2	349.8	392.9
Fixed maturities, Total, Gross unrealized losses	74.8	59.2	63.8
States and political subdivisions
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	701.5	596.6	5,243.6
Fixed maturities, Less than twelve months, Gross unrealized losses	30.8	19.0	999.7
Fixed maturities, Greater than or equal to twelve months, Fair value	4,840.2	5,011.7	387.8
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	1,027.7	906.9	126.9
Fixed maturities, Total, Fair value	5,541.7	5,608.3	5,631.4
Fixed maturities, Total, Gross unrealized losses	$ 1,058.5	$ 925.9	$ 1,126.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	82.00%	85.00%	75.00%
Corporate debt securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 3,924.6	$ 2,540.5	$ 26,668.2
Fixed maturities, Less than twelve months, Gross unrealized losses	167.3	89.7	3,875.1
Fixed maturities, Greater than or equal to twelve months, Fair value	20,686.1	22,305.9	2,625.4
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	3,556.5	2,968.9	654.9
Fixed maturities, Total, Fair value	24,610.7	24,846.4	29,293.6
Fixed maturities, Total, Gross unrealized losses	$ 3,723.8	$ 3,058.6	$ 4,530.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	85.00%	88.00%	80.00%
Residential mortgage-backed pass-through securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 994.9	$ 472.9	$ 1,201.7
Fixed maturities, Less than twelve months, Gross unrealized losses	10.4	2.9	97.6
Fixed maturities, Greater than or equal to twelve months, Fair value	1,586.1	1,275.6	574.8
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	190.5	157.7	104.7
Fixed maturities, Total, Fair value	2,581.0	1,748.5	1,776.5
Fixed maturities, Total, Gross unrealized losses	200.9	160.6	202.3
Commercial mortgage-backed securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	476.5	280.3	3,622.3
Fixed maturities, Less than twelve months, Gross unrealized losses	3.0	4.1	480.7
Fixed maturities, Greater than or equal to twelve months, Fair value	4,135.8	4,160.3	1,113.9
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	512.7	645.6	220.9
Fixed maturities, Total, Fair value	4,612.3	4,440.6	4,736.2
Fixed maturities, Total, Gross unrealized losses	$ 515.7	$ 649.7	$ 701.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	89.00%	87.00%	83.00%
Collateralized mortgage obligation security
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	84.00%	85.00%	81.00%
Collateralized debt obligations
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 591.6	$ 404.8	$ 2,830.1
Fixed maturities, Less than twelve months, Gross unrealized losses	0.9	1.5	88.8
Fixed maturities, Greater than or equal to twelve months, Fair value	403.1	2,296.3	1,327.2
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	7.3	25.3	54.4
Fixed maturities, Total, Fair value	994.7	2,701.1	4,157.3
Fixed maturities, Total, Gross unrealized losses	8.2	26.8	143.2
Other debt obligations
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	1,231.5	1,183.7	3,412.6
Fixed maturities, Less than twelve months, Gross unrealized losses	13.0	18.5	290.7
Fixed maturities, Greater than or equal to twelve months, Fair value	4,536.0	4,386.0	2,266.7
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	607.1	584.2	434.4
Fixed maturities, Total, Fair value	5,767.5	5,569.7	5,679.3
Fixed maturities, Total, Gross unrealized losses	$ 620.1	$ 602.7	$ 725.1